================================================================================

     As filed with the Securities and Exchange Commission on April 16, 1999


                                              1933 Act Registration No. 33-84186
                                                      1940 Act File No. 811-8774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         Pre-Effective Amendment No.                                         [ ]

         Post-Effective Amendment No. 6                                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 7                                                     [X]

                                 FAIRPORT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   4000 Chester Avenue, Cleveland, Ohio 44103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 216/431-3000

          Scott D. Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103
                     (Name and Address of Agent for Service)

              Copy to: Kristin H. Ives, Esq., Baker & Hostetler LLP
                   65 East State Street, Columbus, Ohio 43215

                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b)
        _____  on [date] pursuant to paragraph (b)
        _____  60 days after filing pursuant to paragraph (a)(1)
        _____  on (date) pursuant to paragraph (a)(1)
        __X__  75 days after filing pursuant to paragraph (a)(2) on (date)
        _____  pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. Fairport Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                                 FAIRPORT FUNDS
                         CHARTING A COURSE YOU CAN TRUST


                                   PROSPECTUS

                          FAIRPORT EMERGING GROWTH FUND

                       FAIRPORT INTERNATIONAL EQUITY FUND


                                 July ___, 1999













    Advised by
    ROULSTON & COMPANY, INC.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                     PAGE
                                                                     ----

EMERGING GROWTH FUND....................................................2
   Investment Goal......................................................2
   Principal Strategy...................................................2
   Important Risks......................................................2
INTERNATIONAL EQUITY FUND...............................................2
   Investment Goals.....................................................2
   Principal Strategy...................................................2
   Important Risks......................................................3
FEES AND EXPENSES OF THE FUNDS..........................................3
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES...............5
   Fairport Emerging Growth Fund........................................5
   Fairport International Equity Fund...................................5
OTHER SECURITIES AND RISKS..............................................6
MANAGEMENT OF THE FUNDS.................................................7
PRICING FUND SHARES.....................................................9
PURCHASE OF SHARES......................................................9
   Purchase of Fund Shares.............................................11
   Distribution Arrangements...........................................12
REDEMPTION OF SHARES...................................................12
DIVIDENDS, DISTRIBUTIONS AND TAXES.....................................13
   Dividends & Distributions...........................................13
   Tax Consequences....................................................13
TAX AND DISTRIBUTION CHECKLIST.........................................14

EMERGING GROWTH FUND

INVESTMENT GOAL

Capital appreciation.

PRINCIPAL STRATEGY

The Fund invests primarily in common stocks of companies considered by Roulston & Company, Inc., as the Fund's investment adviser, to be in their post-venture capital stage of development, i.e., that have received venture capital financing during the early stages of the company's existence or the early stages of the development of a new product or service, or as part of a reorganization, restructuring or recapitalization.

PRINCIPAL RISKS

There are risks associated with any investment, but the risks associated with an investment in the Fund include:

- stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market, will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and general investor confidence;

- the success of the Fund's investments depends on the ability of the portfolio manager to assess correctly the potential of the stocks purchased for the Fund;

- because of the Fund's focus on companies in their post-venture capital stage, from time to time the availability of companies for investment may be limited, and such limited availability may adversely affect the Fund's performance under certain market conditions or the Fund's ability to invest according to its principal strategy;

- the securities of companies in their post-venture capital stage involve certain special risks including that such securities may exhibit greater price volatility and be subject to greater risk of losing value than securities of companies which are more established and have more certain sources of financing; and

- loss of part or all of your money invested in the Fund


INTERNATIONAL EQUITY FUND

INVESTMENT GOAL

Long-term capital appreciation by investing primarily in equity securities of non-U.S companies.


PRINCIPAL STRATEGY

The Fund invests primarily in common stocks of non-U.S. companies which Roulston & Company consider to have a competitive advantage, to be the perceived leaders in their respective industries or to be in industries which are consolidating. The Fund normally will invest in such common stocks that are either principally traded in countries outside of the United States or are represented by

American Depository Receipts or "ADRs." ADRs are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks. ADRs trade in U.S. dollars on national exchanges (such as the New York Stock Exchange) and the over-the-counter markets (such as NASDAQ).

At any given time, the Fund may invest up to 50% of its assets in equity securities of companies headquartered in any one country, although the Fund will ordinarily invest at least 65% of its total assets in at least three foreign countries.

PRINCIPAL RISKS

There are risks associated with any investment, but the particular risks associated with an investment in the Fund include:

- stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market, will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and the economies of the countries in which the Fund invests and general investor confidence;

- foreign currency risk, or that the price of securities held by the Fund that are denominated in a foreign currency may be affected by changes in currency exchange rates and in exchange contract regulations, including currency blockage;

- the success of the Fund's investments depends on the ability of the portfolio manager to assess correctly the potential for the stocks purchased for the Fund;

- loss of part or all of your money invested in the Fund

FEES AND EXPENSES OF THE FUNDS
------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of one or more of the Funds.

                                              FAIRPORT                   FAIRPORT
                                              EMERGING                   INTERNATIONAL
                                              GROWTH                     EQUITY
                                              FUND                       FUND

SHAREHOLDER FEES*:
------------------
(fees paid directly from
your investment)                               None                        None

ANNUAL FUND OPERATING
---------------------
EXPENSES:
---------
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)

Management Fees                                 .75%                        .75%

Distribution and Service
(12b-1) Fees                                    .25%                        .25%

Other Expenses**                               1.53%                       1.53%

Total Annual Operating
Expenses                                       2.53%                       2.53%

Less Fee Waiver and/or
Expense Reimbursement                         (    %)                     (    %)
                                            --------                     -------

Net Annual Operating Expenses                        % ***                      %***


* A $9 wire redemption charge deducted from the amount of each redemption of Fund shares you request by Federal Reserve wire.

** "Other Expenses" are based on estimated amounts for the current fiscal year.

*** These are the net fees and expenses that the Funds estimate that they will incur for the fiscal period ending October 31, 1999, because Roulston & Company has voluntarily agreed to waive advisory fees and/or reimburse expenses during that period to the extent necessary to maintain each Fund's Net Annual Operating Expenses at the levels shown in the above table. This agreement continues for additional one-year terms unless Roulston & Company gives at least 60 days advance notice.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

-    You invest $10,000 in a Fund for the time periods indicated;

-    You redeem all of your shares at the end of each time period;

-    Your investment has a hypothetical 5% return each year;

-    All dividends are reinvested; and

- Each Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and each Fund's operating expenses for the three year period do not reflect fee waivers or expenses assumed.

This example is for comparison purposes only. Actual returns and expenses will be different, and each Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

------------------------------------------------------- ------------ -----------
                                                        1 year       3 years
------------------------------------------------------- ------------ -----------
Emerging Growth Fund                                    $______      $837
------------------------------------------------------- ------------ -----------
International Equity Fund                               $______      $837
------------------------------------------------------- ------------ -----------

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

FAIRPORT EMERGING GROWTH FUND

The Fund's investment objective is to provide capital appreciation. This investment objective may be changed by Fairport Funds' Board of Trustees without the approval of the Fund's shareholders.

The Fund intends to invest primarily in common stocks of companies considered by Roulston & Company to be in their post-venture capital stage of development. Such stocks may have warrants attached to them. Roulston & Company will select those companies which it believes to have the potential for above-average growth in market value. These types of companies are often in the early stages of their development or existence or may have been in existence for a period of time but have recently been a part of a reorganization, restructuring or recapitalization. Generally companies that are in their post-venture capital stage have not had their securities traded publicly - in other words, they have not been "publicly held" - for very long. While most companies in their post-venture capital stage of development are relatively small companies, the Fund may invest in companies of all sizes.

The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.

The Fund may from time to time invest up to 100% of its total assets in money market instruments or cash as a defensive measure to attempt to respond to adverse market, political, economic or other conditions. If the Fund takes such a defensive position it will not achieve its investment objective during that time.

FAIRPORT INTERNATIONAL EQUITY FUND

The Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. This investment objective may be changed by Fairport Funds' Board of Trustees without the approval of the Fund's shareholders.

The Fund will invest primarily in common stocks that are principally traded outside of the United States and in American Depositary Receipts or "ADRs." Such stocks may have warrants attached to them. At any time the Fund may invest up to 50% of its assets in common stocks of companies headquartered in any one country. Generally, however, the Fund will invest at least 65% of its total assets in at least three countries (based upon the location of the company's headquarters). The Fund will focus primarily on companies headquartered in the more developed foreign countries or areas of the world such as Western Europe, Japan, Australia, Singapore, and Hong Kong.

Roulston & Company uses stock selection as its primary criteria when making investment decisions and allocation of investments among foreign countries as a secondary criteria. The primary focus of Roulston & Company's stock selection is on companies that are perceived to have a competitive advantage and are generally viewed to be ranked among the top three companies in their industry. A secondary focus is on companies that are in consolidating industries.

The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.

The Fund may from time to time invest up to 100% of its total assets in money market instruments or cash as a defensive measure to attempt to respond to adverse market, political, economic or other conditions. If the Fund takes such a defensive position it will not achieve its investment objective during that time. The Fund may, from time to time, attempt to hedge its exposure to currency exchange risk by using forward currency contracts.

OTHER SECURITIES AND RISKS
--------------------------

COMMON STOCKS AND ARDS GENERALLY. The Emerging Growth Fund and the International Equity Fund will primarily invest in common stocks. The Funds may also invest in warrants, which are securities that give the holder the right to purchase a certain amount of the issuer's common stock at a specified price during a specified time period. These types of investment may or may not pay dividends and may or may not carry voting rights. The common stock of a company occupies the most junior position of all securities issued by that company.

American Depositary Receipts or "ADRs" that the International Equity Fund may purchase may be sponsored or unsponsored. Sponsored ADRs are those jointly issued by the issuer of the underlying security and the depositary institution. Unsponsored ADRs are issued only by the depositary without the participation of the issuer of the underlying securities. Generally the markets for sponsored ADRs are more established and more liquid than those for unsponsored ADRs. Also, there is generally more financial and other types of information available regarding the underlying securities and their issuers of sponsored ADRs than unsponsored ADRs. This is so in part because the depositary institution for unsponsored ADRs is frequently under no obligation to pass on to ADR holders shareholder information or voting rights.

STOCKS OF SMALL- AND MID-SIZED COMPANIES. The prices of stocks of small-and mid-sized companies are generally more volatile than those of larger, more established companies for a variety of factors including lack of market makers and analysts following such companies. In addition, small- and mid-sized companies are more sensitive to adverse economic changes because they usually rely on only a few products, have more limited financial resources and have less experienced management. The securities of small- and mid-sized companies generally are less "liquid" than securities of larger, more established companies. Liquidity relates to the ability of a Fund to sell a security promptly at or about the price the Fund has on its books.

FOREIGN SECURITIES. Securities in which the International Equity Fund invests are usually denominated or quoted in currencies other than the U. S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U. S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U. S. dollars. Conversely, when the U. S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U. S. dollars. This risk, generally known as "currency risk," means that a strong U. S. dollar will reduce returns for U.S. investors while a weak U. S. dollar will increase those returns.

Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such risks include:

-    imposition of exchange controls or currency devaluations

- less extensive regulation of foreign brokers, securities markets and issuers

-    political, economic or social instability

- less publicly available information and less liquidity in the market for such securities

-    different accounting standards and reporting obligations

- foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as growth of gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions.

- possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations

-    excessive or confiscatory taxation

The Fund will generally hold its foreign securities in foreign banks and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. When trading in foreign securities, the Fund is also subject to costs for conversions between currencies, higher costs for holding, buying or selling securities, possible delays in settlement of securities transactions in foreign markets and difficulty in enforcing obligations in a foreign country or exercising shareholder rights (such as voting proxies). In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

YEAR 2000 COMPLIANCE. The Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information after December 31, 1999. The Year 2000 issue affects virtually all companies and organizations. While Year 2000-related computer problems could have a negative effect on the Funds, Roulston and First Data are working to avoid such problems and to obtain assurances from the Funds' service providers that they are taking similar steps. Companies, organizations, governmental entities and securities in which the Funds invest could be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact. To the extent the effect is negative, a Fund's returns could be reduced.

MANAGEMENT OF THE FUNDS
-----------------------

Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103, serves as the investment adviser for each Fund. Roulston is a professional investment management firm and registered investment adviser founded in 1963. In addition to advising the Funds and the other funds of Fairport Funds, Roulston provides advisory services to pension plans, corporations, 401(k) plans, profit sharing plans, individual investors, trusts and estates.

Roulston serves as the investment adviser for each Fund pursuant to an investment advisory agreement. Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of the Funds. For its services, Roulston is entitled to receive a fee, computed daily and paid monthly, from each Fund at the annual rate of seventy-five one hundredths of one percent (0.75%) of such Fund's average daily net assets.

         Mr. Howard W. Harpster is responsible for the day-to-day management of the Funds' portfolios. Mr. Harpster joined Roulston as [add title here] in [June], 1999. Prior to joining Roulston, Mr. Harpster served as Director of Pension Investments with BP America, Inc. since 1989.

         The table below includes performance information provided by Roulston relating to the performance records of the BP America In-House Venture Capital Account and the BP America In-House International Account of the [Defined Benefit Plan] of BP America, Inc. during the period of January 1, 1991, through December 31, 1998. Mr. Harpster managed the BP America In-House Venture Capital Account during that time period using the specific investment approach specified for the Emerging Growth Fund on pages______ and ______ of this Prospectus. Mr. Harpster also managed the BP America In-House International Account during that time period using the specific investment approach specified for the International Equity Fund on pages______ and ______ of this Prospectus. The Funds will be managed with investment objectives, policies and strategies similar in all material respects to their respective Accounts. However, the Accounts were not subject to the same types of expenses the Funds pay nor to the diversification, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or related laws. The performance information in the table is not intended to predict or suggest the returns to be experienced by the Funds. You should not rely on the following performance data as an indication of future performance of Roulston or the Funds.

                                            Total Return for the Years Ended December 31,*

                               1998     1997       1996     1995       1994       1993    1992       1991
                               ----     ----       ----     ----       ----       ----    ----       ----

BP America In-House
Venture Capital Account        25.6%    44.37%     3.40%    47.64%     16.46%     6.13%   19.57%     41.08%


BP America In-House
International Account          34.16%   11.88%     23.48%   20.93%     (13.21)%   39.45%  (7.97)%    15.53%



                            Average Annual Total Returns for the Years Ended December 31,*

                                                     1 Year            3 Years          5 Years
                                                     ------            -------          -------



BP America In-House
Venture Capital Account                              25.6%             23.3%            26.4%

BP America In-House
International Account                                34.2%             22.8%            14.2%

*Total return for each of these Accounts is calculated using the Modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. These returns are net of all applicable fees and expenses which are lower than those estimated to be borne by the Funds. Total return for the Funds will be calculated using the standard total return formula required by the Securities and Exchange Commission for all mutual funds.

                               PRICING FUND SHARES
                               -------------------

Fund shares are sold and redeemed (sold back to the Fund) at net asset value
(NAV). NAV per share of each Fund is determined by dividing the total market value of a Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. NAV per share for each Fund is determined each day the New York Stock Exchange (NYSE) is open for regular business at the earlier of 4 P.M., Eastern Time, or the close of regular trading on the NYSE.

When you place an order to purchase shares or to redeem shares with a Fund or one of its authorized agents, the shares purchased or redeemed will be priced at the next NAV or price that is calculated for that Fund. Authorized agents for the Funds include First Data Investors Group, the Funds' transfer agent, or certain discount brokers or banks with whom the Funds have entered into agreements for shareholder servicing.

The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for its portfolio securities. If quotations are not available from one or more pricing services, securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or market on which the security is principally traded. Because the International Equity Fund will invest in securities primarily traded on foreign exchanges that trade on days when that Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. For further information regarding the pricing of securities, please see the Statement of Additional Information.

All requests received by First Data Investor Services Group before 4:00 p.m., Eastern Time, will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m., Eastern Time, will be executed the following day, at that day's closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the Funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PURCHASE OF SHARES

GENERAL INFORMATION:

You may purchase shares of either Fund directly by mail or by wire. An account application may be obtained by calling Roulston Research Corp., the Funds' distributor, at 1-800-332-6459 (1-800-3-FAMILY).

Payment for shares may be made by check or readily available funds (e.g., by federal funds wire). Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Your account statement will be your record of shares of the Funds owned by you. No share certificates will be issued.

The Funds reserve the right to reject any purchase order. Checks that do not clear will result in a cancellation of the purchase, and you could be liable for any losses or fees incurred, including a $20 returned check fee.

RETIREMENT PLANS:

The Funds are eligible for investment by tax deferred retirement programs such as 401(k) plans, traditional IRAs, spousal IRAs, Roth IRAs, Education IRAs, SEP IRAs and SIMPLE IRAs. All accounts established under such plans must have all dividends reinvested in the Fund. For more information about prototype plans or for an IRA application, please call 1-800-332-6459.

PURCHASE OF FUND SHARES

----------------------------------------------------------- ---------------------------------------------------------
         TO OPEN AN ACCOUNT                                          TO ADD TO AN ACCOUNT
----------------------------------------------------------- ---------------------------------------------------------
By Mail                                                     By Mail
----------------------------------------------------------- ---------------------------------------------------------
Complete the application and mail the application and       Fill out the subsequent investment stub from your
your check made out to the Fund you wish to invest in to:   account statement and mail your check or other
         Fairport Funds                                     negotiable bank draft with your account number on it to:
         c/o First Data Investor Services Group                      Fairport Funds
         3200 Horizon Drive                                          c/o First Data Investor Services Group
         King of Prussia, Pennsylvania  19406                        P.O. Box 412797
                                                                     Kansas City, Missouri  64141-2797

Minimum initial investment for each Fund:                   Please make your check payable to the Fund you are
$250 for each account (including retirement accounts)       investing in.

                                                            Minimum additional investments for each Fund:  $50.00
                                                            for each account (including retirement accounts)
----------------------------------------------------------- ---------------------------------------------------------
By Wire                                                     By Wire
----------------------------------------------------------- ---------------------------------------------------------
Telephone 800-332-6459 and you will receive an account      Call 800-332-6459
number.  Call your bank with instructions to transmit
funds to:                                                   Follow the instructions under "TO OPEN AN ACCOUNT - By
         UMB Bank, NA, ABA #10-10-00695                     Wire."
         Attn:  First Data Investor Services Group
         Account #98-7037-071-9
         Name of the Fund
         Name on the Account
Mail a completed account application to First Data
Investor Services Group at the above address.

Note:  Your bank may charge you a wire fee.
----------------------------------------------------------- ---------------------------------------------------------
By Automatic Investment                                     By Automatic Investment
----------------------------------------------------------- ---------------------------------------------------------
Submit your AUTOMATIC INVESTMENT PLAN (section 7 of the     To add the AUTOMATIC INVESTMENT PLAN to an existing
application) with your initial investment.                  account, call 800-332-6459 to request the form.

Subsequent investments will be drawn from your bank         Complete and return the form and any additional
account and invested in the designated Fund(s).             materials.

                                                            Subsequent investments will be drawn from your bank
                                                            account and invested in the designated Fund(s).
----------------------------------------------------------- ---------------------------------------------------------
By Exchange                                                 By Exchange
----------------------------------------------------------- ---------------------------------------------------------
Call 800-332-6459 to request an exchange of shares into:    -    If you have previously authorized telephone
-     Another Fairport Fund                                      exchanges, call 800-332-6459 to request an
-     Kempers Cash Account Trust Money Market                    exchange of shares into:
     Portfolio.  For this exchange, you must first          -    Another Fairport Fund.
     receive a prospectus.  This may not be available in    -    Kemper's Cash Account Trust Money Market
     all states.                                                 Portfolio.  For this exchange, you must first
                                                                 receive a prospectus.  This may not be available
                                                                 in all states.

NOTE:  No fee or charge will apply, but there may be a      NOTE:  No fee or charge will apply, but there may be a
capital gain or loss.  The exchange privilege is subject    capital gain or loss. The exchange privilege is subject
to amendment or termination at any time upon sixty days     to amendment or termination at any time upon sixty days
prior notice.                                               prior notice.
----------------------------------------------------------- ---------------------------------------------------------
            Please note that if you use a broker-dealer to assist you in any of these transactions, the broker-dealer may charge you a fee for this service.

DISTRIBUTION ARRANGEMENTS

The Funds do not charge up-front or deferred sales charges. Each Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act, which allows the Funds to pay for the sale and distribution of their shares, as well as for shareholder services. These fees generally are paid to persons selling the Funds' shares. The maximum amount that each Fund may pay under the 12b-1 plan is 0.25% of its average net assets. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEMPTION OF SHARES

General Information: You may sell or redeem shares of any Fund by any one or more of the following methods:

                        TO SELL FROM OR CLOSE AN ACCOUNT

----------------------------------------------------------- ---------------------------------------------------------
By Mail                                                     By Telephone
----------------------------------------------------------- ---------------------------------------------------------

Write a letter of instruction that includes:                If you have previously authorized redemption by
-    the fund name, your account number, the name in        telephone, call 800-332-6459.
     which the account is registered and the dollar value
     or number of shares you wish to sell.                  You will receive your redemption payment in the form
-    Include all signatures and any additional documents    you previously selected:  check, deposit to your bank
     that may be required.                                  account, or wire transfer (for wire transfers, a fee
                                                            will be charged)
Mail your request to:
Fairport Funds
c/o First Data Investor Services Group
3200 Horizon Drive
King of Prussia, PA  19406

A check will be mailed to the name(s) and address in
which the account is registered.
----------------------------------------------------------- ---------------------------------------------------------
By Systematic Withdrawal                                    By Exchange
----------------------------------------------------------- ---------------------------------------------------------
Call 800-332-6459 to request an application for the         If you have previously authorized telephone exchanges,
SYSTEMATIC WITHDRAWAL PLAN.  Specify the amount and         call 800-332-6459 to request an exchange of shares into:
frequency of withdrawals (minimum of $100).                 -    another Fairport Fund
                                                            -    Kemper's Cash Account Trust Money Market
NOTE:  A minimum account balance of $10,000 is required          Portfolio.  For this exchange, you must first
and you must have all dividends and distributions                receive a prospectus.  This may not be available
reinvested.                                                      in all states.

                                                            NOTE:  No fee or charge will apply, but an exchange of
                                                            shares is treated as a sale, and there may be a capital
                                                            gain or loss.  The exchange privilege is subject to
                                                            amendment or termination at any time upon sixty days
                                                            prior notice.
----------------------------------------------------------- ---------------------------------------------------------

            Please note that if you use a broker-dealer to assist you in any of these transactions, the broker-dealer may charge you a fee for this service.

SELLING RECENTLY PURCHASED SHARES:

If the shares to be redeemed were recently purchased by check, proceeds from your redemption may be delayed up to 15 days from the purchase date, until the purchase check has cleared. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid this possible delay.

SIGNATURE GUARANTEES:

The Funds will require a signature guarantee for any of the following:

-    any written redemption request for $25,000 or more; or
- a change in address or payee to where redemption proceeds may be mailed as shown on your account application; or
-    a change in the bank account to which redemption payments are made.

A signature guarantee may be obtained from most banks or securities dealers, but not from a notary public.

ACCOUNTS WITH LOW BALANCES:

If your account balance falls below $250 due to redemptions made by you, a Fund may redeem your shares at NAV. The Fund will notify you if your balance has fallen below the required minimum, and you will have 60 days to meet the minimum before your shares are redeemed.

RIGHT TO REDEEM IN KIND:

Each of the Funds has elected generally to pay only cash for redemptions of up to $250,000 (or 1% of the Fund, whichever is less). The Funds will generally only pay cash for any other redemptions over that amount unless the Funds' Board of Trustees believes that under current conditions, further payments in cash would not be in that Fund's best interests. In those situations, you may receive portfolio securities instead of cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS & DISTRIBUTIONS

Dividends and distributions from the Fund(s) will be automatically used to purchase additional shares of that Fund unless you have elected to receive dividends and distributions in cash. If you participate in the systematic withdrawal plan or any retirement plan, you must have your dividends and distributions reinvested.

The Funds distribute substantially all of their net investment income in the form of dividends and capital gains in the form of distributions. The Funds generally pay dividends semi-annually. Any capital gains realized by a Fund will be distributed at least annually.

TAX CONSEQUENCES

A Fund pays no federal income tax on earnings distributed to shareholders so long as it meets the requirements for being a tax-qualified regulated investment company, which each of the Funds intends to do. Any dividend or distribution you receive, whether in cash or reinvested, is considered taxable income to you. Dividends of net investment income are taxable to you as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated such gains. Net short term capital gains are generally taxable to shareholders as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains. You will be advised at least annually as to the federal income tax consequences of distributions made to you during the year. You are urged to consult your tax advisor concerning the application of federal, state and local taxes to your particular situation. An exchange of shares of a Fund for shares of another Fund is considered to be a sale of Fund shares for tax purposes.

Dividends and interest received by the International Equity Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.


TAX AND DISTRIBUTION CHECKLIST

The following TAX CHECKLIST is a guide to the forms and reporting information for any regular, taxable accounts which will help assist your tax preparer: (not including IRSs or Retirement Accounts)

TAX FORM                                      WHAT IS IT?                             WHEN IT IS SENT?
--------------------------------------- -------------------------------------- --------------------------------------
Year End Summary Statement              Sent to  shareholders  detailing  the           January
                                        activity in an account for the entire
                                        year. Keeping a copy of this statement
                                        on an ongoing basis will help with taxes
                                        down the road.
--------------------------------------- -------------------------------------- --------------------------------------
1099-DIV                                Sent to shareholders in any  Fund               January
                                        which made distributions of
                                        dividends or capital gains during
                                        the year.
--------------------------------------- -------------------------------------- --------------------------------------
1099-B                                  Sent  to shareholders that have                 January
                                        redeemed any shares during the year
                                        through a redemption or exchange in
                                        any Fund.
--------------------------------------- -------------------------------------- --------------------------------------

The following DISTRIBUTION PROFILE is a guide to when distributions are scheduled to be paid to shareholders in the event that a dividend or capital gain distribution is declared in a particular Fund*:

         FUND                                 DIVIDENDS                     CAPITAL GAINS
--------------------------------------- -------------------------------------- --------------------------------------
Fairport Emerging Growth Fund           End of June                            Early December
                                        End of December
--------------------------------------- -------------------------------------- --------------------------------------
Fairport International Equity           End of June                            Early December
                                        End of December
--------------------------------------- -------------------------------------- --------------------------------------

* There are no guarantees that either dividends or distributions will be declared and the schedule is subject to change.

The Statement of Additional Information ("SAI") provides more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

The SAI and the annual/semi-annual reports are available at no charge by calling or writing:


                  [LIGHT HOUSE LOGO]              FAIRPORT FUNDS
                                                  4000 Chester Avenue
                                                  Cleveland, OH  44103
                                                  (800) 332-6459

This number may also be used to request other information about the Funds or for shareholder inquiries. You may also visit the Funds' website at www.fairport.com.

Reports and other information about the Funds, including the SAI, are available on the SEC's Internet site at http://www.sec.gov. This information may also be viewed or copied at the SEC's Public Reference Room in Washington D.C or by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington D.C 20549-6009. (For information on the Public Reference Room, telephone 800-SEC-0330).

Fairport Funds' SEC File No. is 811-8774.

The information in this Statement of Additional Information is not complete and may be changed. Fairport Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                       STATEMENT OF ADDITIONAL INFORMATION

                          FAIRPORT EMERGING GROWTH FUND

                       FAIRPORT INTERNATIONAL EQUITY FUND





                                  Two Funds of

                                 FAIRPORT FUNDS

                               Investment Adviser:
                            ROULSTON & COMPANY, INC.



         This Statement of Additional Information is not a prospectus and relates to FAIRPORT EMERGING GROWTH FUND (the "EMERGING GROWTH FUND"), and FAIRPORT INTERNATIONAL EQUITY FUND (the "INTERNATIONAL EQUITY FUND"), two separate series of Fairport Funds (the "Trust"). The EMERGING GROWTH FUND and the INTERNATIONAL EQUITY FUND are sometimes referred to individually as a "Fund" and collectively as the "Funds."

         This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Funds and the Trust and should be read in conjunction with the Funds' Prospectus dated July __, 1999. The Prospectus may be obtained without charge through the Funds' Distributor, Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (the "Distributor") by calling 1-800-332-6459.





                                  July __, 1999

                                TABLE OF CONTENTS
                                -----------------



THE TRUST.....................................................................4


INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS.................4

   Bankers' Acceptances.......................................................4
   Certificates of Deposit....................................................4
   Commercial Paper...........................................................4
   Time Deposits..............................................................4
   U.S. Government Securities.................................................5
   Repurchase Agreements......................................................5
   Investment Company Shares..................................................6
   Temporary Defensive Positions..............................................6
   Initial Public Offerings...................................................6
   Section 4(2) Securities....................................................6
   Foreign Investment.........................................................7
   Warrants...................................................................7
   Forward Currency Contracts.................................................8
   Portfolio Turnover.........................................................9

INVESTMENT LIMITATIONS OF THE FUNDS...........................................9

   Non-fundamental Restrictions..............................................10

MANAGEMENT OF THE TRUST......................................................11

   Trustees and Officers of the Trust........................................11

PRINCIPAL HOLDERS OF SECURITIES..............................................14


INVESTMENT ADVISORY AND OTHER SERVICES.......................................15

   The Investment Adviser....................................................15
   The Distributor...........................................................17
   Distribution and Shareholder Service Plan.................................17
   The Administrator.........................................................18
   The Custodians............................................................19
   Independent Auditors......................................................20

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.............................20

   Portfolio Transactions....................................................20
   Brokerage Commissions.....................................................20

NET ASSET VALUE..............................................................20


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................21

   Systematic Withdrawal Plan................................................22

TAXES........................................................................22

PERFORMANCE INFORMATION......................................................25

   Calculation of Total Return...............................................25
   Performance Comparisons...................................................26

SHARES OF BENEFICIAL INTEREST................................................26

   Description of Shares.....................................................26
   Voting Rights.............................................................27

                                    THE TRUST
                                    ---------

         FAIRPORT FUNDS (the "Trust") is an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994. In March, 1996, the Trust changed its name from "The Roulston Family of Funds" to "Fairport Funds." Each of the Funds is classified as diversified, meaning that, with respect to 75% of its total assets, it does not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                      ------------------------------------
                            AND RELATED RISK FACTORS
                            ------------------------

BANKERS' ACCEPTANCES
--------------------

         Bankers' acceptances are negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Maturities are generally six months or less. Each Fund is permitted to invest in bankers' acceptances.

CERTIFICATES OF DEPOSIT
-----------------------

         A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. Each Fund is permitted to invest in certificates of deposit.

COMMERCIAL PAPER
----------------

         Commercial paper is unsecured short-term promissory notes issued by corporations and other entities. Maturities on these notes typically vary from a few days to nine months. Each Fund may invest in commercial paper.

TIME DEPOSITS
-------------

         A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities; a Fund will not invest more than 15% of its net assets in illiquid securities, including such time deposits. Each Fund is permitted to invest in time deposits.

U.S. GOVERNMENT SECURITIES
--------------------------


         U.S. Government securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued directly by the U.S. Government consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such securities that are transferable only through the Federal Reserve's book entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs"). Agencies and instrumentalities of the U.S. Government include the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Student Loan Marketing Association ("SLMA"). Obligations of agencies such as GNMA are backed by the full faith and credit of the U.S. Government. Others, such as the obligations of FNMA, are not backed by the full faith and credit of the U.S. Government but are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks, are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial assistance to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each of the Funds may invest in U.S. Government securities with remaining maturities of 12 months or less.

         STRIPS are sold as zero coupon securities; that is, the component parts of fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Funds intend to invest in STRIPs that are only traded through the U.S. Government-sponsored program.

         Roulston will purchase only those STRIPs that it determines are liquid or, if illiquid, do not violate that Fund's investment policy concerning investments in illiquid securities.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Roulston deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

INVESTMENT COMPANY SHARES
-------------------------

         Each Fund may invest up to 10% of the value of its total assets in securities of money market mutual funds. Each Fund intends to invest in money market mutual funds for purposes of short-term cash management. Since such funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the acquired investment company; more than 5% of the Fund's total assets are invested in securities issued by any one investment company; or more than 10% of the total assets of the Fund in the aggregate are invested in securities of investment companies as a group.



TEMPORARY DEFENSIVE POSITIONS
-----------------------------

         When either of the Funds takes a temporary defensive position, it may invest up to 100% of its assets as cash or money market instruments, including bankers' acceptances, certificates of deposit, high quality commercial paper, short-term U.S. Government securities, money market mutual funds and repurchase agreements.

INITIAL PUBLIC OFFERINGS
------------------------

         The EMERGING GROWTH FUND and the INTERNATIONAL EQUITY FUND may invest from time to time in the securities of selected new issuers, or initial public offerings (IPOs). The Funds will only invest in securities which Roulston believes present an acceptable amount of risk. Investments in relatively new issuers may carry special risks and may be more speculative because such companies are often unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. In addition, the securities of such issuers may have limited marketability, which may affect or limit their liquidity and therefore the ability of a Fund to sell such securities at the time and price it deems advisable. Such securities may also be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

SECTION 4(2) SECURITIES
-----------------------

         The EMERGING GROWTH FUND and the INTERNATIONAL EQUITY FUND may invest in restricted, or Section 4(2), securities. These securities are issued by corporations without registration under the

Securities Act of 1933, as amended (the "1933 Act") in reliance on an exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under Federal securities laws, and generally are sold to institutional investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold, if at all, to other institutional investors through or with the assistance of the issuer or investment dealers who facilitate the resale of such Section 4(2) securities, thus providing some liquidity.

         Pursuant to procedures adopted by the Board of Trustees of the Trust, Roulston may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A of the 1933 Act and are readily saleable. Rule 144A permits a Fund to purchase securities which have been privately placed and resell securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, Roulston must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

FOREIGN INVESTMENT
------------------

         Investment in foreign securities, including ADRs, is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, the International Equity Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the International Equity Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

WARRANTS
--------

         These instruments give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Each of the Funds is permitted to invest in warrants.

FORWARD CURRENCY CONTRACTS
--------------------------

         The International Equity Fund may enter into forward currency contracts from time to time as a hedging technique against possible losses to the Fund in connection with the currency risk associated with investing in securities denominated in a foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may engage enter into forward contracts to protect against uncertainty in the level of future exchange rates and may also enter in such contracts to increase income and total return.

         At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         While the values of forward currency contracts may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments. For example, a currency hedge should help protect a Yen-denominated common stock against a decline in the Yen, but will not protect the Fund against such stock's price decline as a result of some issuer-specific event such as a drop in earnings. Because the value of the Fund's investments denominated in a foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time. In addition, a decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant.

         Successful use of forward contracts depends upon Roulston's ability to predict movements of the overall securities and currency markets. There can be no assurance that any particular use will be successful. In addition, as described above, there may be imperfect correlation, or even no correlation, between price movements of a currency or contract and the investment being hedged. And while a hedging strategy, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of the unfavorable price movements in the investments being hedged, such hedging strategy may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged instruments.

PORTFOLIO TURNOVER
------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                       INVESTMENT LIMITATIONS OF THE FUNDS
                       -----------------------------------

         The investment objective of each Fund is not fundamental, meaning that they may be amended by the Trustees of the Trust without shareholder approval. The investment limitations described immediately below are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the "vote of a majority of the outstanding shares" of that Fund as that term is defined below under "SHARES OF BENEFICIAL INTEREST -- Voting Rights."

No Fund may:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the value of the total assets of the Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 10% of the value of its total assets and except as permitted by rule, regulation or order of the Securities and Exchange Commission. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

4. Make loans, except that the Fund may purchase or hold debt instruments and make time deposits with financial institutions in accordance with its investment objectives and policies, and the Fund may enter into repurchase agreements and engage in securities lending;

5. Purchase or sell real estate (although investment in marketable securities of issuers which can invest in real estate or engage in such activities, securities backed or secured by interests in real estate, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein are not prohibited by this restriction);

6. Purchase securities on margin, except that a Fund may obtain short-term credit as necessary for the clearance of securities transactions and except as may be necessary to make margin payments in connection with derivative securities transactions;

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a portfolio security; and

8. Purchase or sell commodities or commodities contracts (including future contracts), except to the extent disclosed in the then current Prospectus of the Fund.

NON-FUNDAMENTAL RESTRICTIONS
----------------------------

         The following additional investment restrictions of the Funds are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. A Fund may not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of that Fund's net assets would be invested in securities that are illiquid;

2.       Engage in any short sales;

3. Pledge, mortgage or hypothecate assets in excess of one third of the Fund's total assets; or

4. Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act and the rules and regulations thereunder or pursuant to any exemptions therefrom.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         None of the Funds currently intends to enter into reverse repurchase agreements during the current fiscal year.

                             MANAGEMENT OF THE TRUST
                             -----------------------

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

         Overall responsibility for the management of the Trust and the Funds is vested in the Board of Trustees of the Trust, who will manage the Trust in accordance with the laws of Ohio governing business trusts. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Trust. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Trust and Ohio law. The Board of Trustees elects officers and contracts with and provides for the compensation of agents, consultants and other professionals to assist and advise it in the day-to-day operations of the Trust and the Funds.

         The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee who is an "interested person" of the Trust, as that term is defined in the 1940 Act, is indicated by an asterisk. Certain officers of the Trust also serve as Directors and/or officers of Roulston or the Distributor.



---------------------------------------- ------------------------------------ ----------------------------------------


Name,  Business                          Positions(s) Held                    Principal Occupation(s)
Address and Age                          With the Trust                       During Past Five Years
---------------------------------------- ------------------------------------ ----------------------------------------

*Scott D. Roulston                       Trustee and President                President and Director of Roulston &
4000 Chester Avenue                                                           Company, Inc. and Roulston Research
Cleveland, Ohio  44103                                                        Corp. since 1990.


Age: 41
---------------------------------------- ------------------------------------ ----------------------------------------
Thomas V. Chema                          Trustee                              Partner, Arter & Hadden (law firm)
1100 Huntington Building                                                      since April, 1989; since June, 1995,
Cleveland, Ohio  44115                                                        President, Gateway Consultants Group,
                                                                              Inc. (sports and related public
                                                                              facilities consulting); from June,
                                                                              1990, to June, 1995, Executive
Age: 52                                                                       Director of Gateway Economic
                                                                              Development Corp. of Greater Cleveland
                                                                              (sports and related
---------------------------------------- ------------------------------------ ----------------------------------------

---------------------------------------- ------------------------------------ ----------------------------------------
                                                                              facilities public development company).
---------------------------------------- ------------------------------------ ----------------------------------------
David B.  Gale                           Trustee                              Executive Director of North American
1700 East 13th Street                                                         Association of State and Provincial
Suite 4PE                                                                     Lotteries (non-profit association of
Cleveland, Ohio  44114                                                        sanctioned lotteries) since March,
                                                                              1995; President of DBG Consulting,
                                                                              Inc.  (management consulting firm)
Age: 46                                                                       since December, 1994; from August,
                                                                              1993 to November 1994, Vice President
                                                                              and General Manager of Media Drop-In
                                                                              Productions, Inc. (marketing/promotions
                                                                              firm).
---------------------------------------- ------------------------------------ ----------------------------------------

---------------------------------------- ------------------------------------ ----------------------------------------
Charles A. Kiraly                        Secretary and Assistant Treasurer    Since May, 1997, Manager of Mutual
4000 Chester Avenue                                                           Fund Administration and an employee of
Cleveland, Ohio 44103                                                         Roulston & Company, Inc. since April,
                                                                              1996; prior thereto, Senior Dealer
                                                                              Services Representative at BISYS Fund
Age 29                                                                        Services, Ohio, Inc. (mutual fund
                                                                              services company); employee at BISYS
                                                                              Fund Services, Ohio, Inc. since May,
                                                                              1993.
---------------------------------------- ------------------------------------ ----------------------------------------
Kevin M.  Crotty                         Treasurer                            Since June, 1997, Director of Finance
4000 Chester Avenue                                                           of Roulston & Company, Inc. and an
Cleveland, Ohio 44103                                                         employee of Roulston & Company, Inc.
                                                                              since November, 1996; from October,
                                                                              1993 to October, 1996, Accounting
                                                                              Manager of Philanthropic and Tax
Age: 37                                                                       Planning Department of Premier
                                                                              Industrial Corporation (electronic
                                                                              component distributor).
---------------------------------------- ------------------------------------ ----------------------------------------


         The Trust pays the fees for unaffiliated Trustees (currently $1,000 per Board meeting attended and $4,000 per year retainer). The officers and affiliated Trustees of the Trust receive no compensation for such services, but those officers who are employees of Roulston receive compensation from Roulston.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended October 31, 1998. The Trust has no pension or retirement plans.

         COMPENSATION TABLE:

---------------------------------------- ------------------------------------- -------------------------------------
Name and Position                        Aggregate                             Total Compensation
With the Trust                           Compensation                          From the Trust and
                                         From the Trust                        the Fund Complex *
---------------------------------------- ------------------------------------- -------------------------------------


Scott D. Roulston,                       $ 0                                   $ 0
Chairman
---------------------------------------- ------------------------------------- -------------------------------------
Thomas V. Chema,                         $8,000                                $8,000
Trustee
---------------------------------------- ------------------------------------- -------------------------------------
David B. Gale                            $8,000                                $8,000
Trustee
---------------------------------------- ------------------------------------- -------------------------------------
David H. Gunning,**                      $4,000                                $4,000
Trustee
---------------------------------------- ------------------------------------- -------------------------------------
Ivan J. Winfield,**                      $4,000                                $4,000
Trustee
---------------------------------------- ------------------------------------- -------------------------------------


* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.
         The Funds are currently the only members of their Fund Complex.

** Effective July 21, 1998, Messrs. Gunning and Winfield resigned from the Board of Trustees.

         As of April __, 1999, Mr. Roulston owned approximately ____% of the Midwest Growth Fund, ____% of the Growth and Income Fund and ____% of the Government Fund. As of that date, all Trustees and Officers of the Trust, as a group, except for Mr. Roulston, owned fewer than one percent of the shares of each of the Funds.

                         PRINCIPAL HOLDERS OF SECURITIES
                         -------------------------------

         Listed below are the names and addresses of those shareholders and accounts who, as of April 5, 1999, owned of record or beneficially 5% or more of the shares of a Fund.

         Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

FAIRPORT MIDWEST GROWTH FUND:
-----------------------------

         Shareholder(s)                              Percentage Owned
         --------------                              ----------------

Charles Schwab & Co., Inc.                                9.28%
Special Custody Account                                (of record)
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

FAIRPORT GROWTH AND INCOME FUND:

         Shareholder(s)                              Percentage Owned
         --------------                              ----------------

Saxon Company                                            33.24%
P. O. Box 7780-1088                                    (of record)
Philadelphia, Pennsylvania  19182


Charles Schwab & Co., Inc.                               12.85%
Special Custody Account                                (of record)
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

FAIRPORT GOVERNMENT SECURITIES FUND:
------------------------------------

         Shareholder(s)                              Percentage Owned
         --------------                              ----------------

Charles Schwab & Co., Inc.                               22.15%
Special Custody Account                                (of record)
101 Montgomery Street
San Francisco, CA  94104

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER
----------------------

         Roulston is controlled directly and indirectly by Thomas H. Roulston and members of his immediate family. Thomas Roulston is the Chairman of Roulston. Scott D. Roulston, Trustee and President of the Trust, is President and a Director of Roulston. Roulston Research Corp., the distributor of the Funds of the Trust, is a wholly-owned subsidiary of Roulston. Roulston also serves as investment adviser for the other three funds of the Trust: the Midwest Growth Fund, the Growth and Income Fund and the Government Securities Fund. For services as investment adviser, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million, and .125% of such assets of $100 million or more.

         For the fiscal year ended October 31, 1998, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to such other Fairport Funds.



-------------------------------------------------- ----------------- ------------------ --------------------
FUND                                               Gross             Advisory           Net
                                                   Advisory          Fees               Advisory
                                                   Fees Earned       Waived             Fees Received
                                                   -----------       ------             -------------
-------------------------------------------------- ----------------- ------------------ --------------------
Midwest Growth Fund                                $581,223          $34,063            $547,160
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                             $260,482          $16,411            $244,071
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                         $11,854           $11,854            $0
-------------------------------------------------- ----------------- ------------------ --------------------
TOTALS                                             $853,559          $62,328            $791,231
-------------------------------------------------- ----------------- ------------------ --------------------


         For the fiscal year ended October 31, 1997, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to such other Fairport Funds.



-------------------------------------------------- ----------------- ------------------ --------------------
FUND                                               Gross             Advisory           Net
                                                   Advisory          Fees               Advisory
                                                   Fees Earned       Waived             Fees Received
                                                   -----------       ------             -------------
-------------------------------------------------- ----------------- ------------------ --------------------
Midwest Growth Fund                                $513,898          $136,636           $377,262
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                             $204,420          $72,293            $132,127
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                         $11,697           $11,697            $0
-------------------------------------------------- ----------------- ------------------ --------------------
TOTALS                                             $730,015          $220,626           $509,389
-------------------------------------------------- ----------------- ------------------ --------------------


         For the fiscal year ended October 31, 1996, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to such other Fairport Funds.

-------------------------------------------------- ----------------- ------------------ --------------------
FUND                                               Gross             Advisory           Net
                                                   Advisory          Fees               Advisory
                                                   Fees Earned       Waived             Fees Received
                                                   -----------       ------             -------------
-------------------------------------------------- ----------------- ------------------ --------------------
Midwest Growth Fund                                $417,458          $169,950           $247,508
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                             $184,723          $81,095            $103,628
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                         $18,674           $18,674            $0
-------------------------------------------------- ----------------- ------------------ --------------------
TOTALS                                             $620,855          $269,719           $351,136
-------------------------------------------------- ----------------- ------------------ --------------------


         Roulston voluntarily has agreed to waive its fees and reimburse fund expenses to the extent necessary to keep total fund operating expenses from exceeding 1.35% for the Midwest Growth Fund, 1.50% for the Growth and Income Fund, and 0.90% for the Government Securities Fund. Waivers and reimbursements will continue until further notice to shareholders. No information regarding investment advisory fees paid by the Funds is provided because the Funds have not yet commenced operations.

THE DISTRIBUTOR
---------------

         Roulston Research Corp., 4000 Chester Avenue, Cleveland, OH 44103 (the "Distributor") is a wholly owned subsidiary of Roulston, and the distributor for the Funds of the Trust. Pursuant to a Distribution Agreement, the Distributor acts as agent for the Funds in the distribution of their shares on a continuous basis and, in such capacity, solicits orders for the sale of shares, advertises and pays the costs and expenses associated with such advertising. The Distributor receives no compensation for distribution of shares of the Funds under the Distribution Agreement, but receives payments under the Trust's Distribution and Shareholder Service Plan described below. There are no sales charges imposed by the Distributor upon the purchase or redemption of shares of the Funds.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
-----------------------------------------

         The Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay compensate the Distributor for payments it makes to broker-dealers, banks and other institutions (collectively, "Participating Organizations") for providing distribution or shareholder service assistance, or for distribution assistance and/or shareholder service provided by the Distributor. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of that Fund.

         As authorized by the Plan, the Distributor has agreed to provide certain distribution and shareholder services in connection with shares purchased and held by the Distributor for the accounts of its customers and shares purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, marketing of the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. Fees paid are borne solely by the applicable Fund. Such fees may exceed the actual costs incurred by the Distributor in providing such services.

         As required by Rule 12b-1, the Plan was approved for the Funds by the Board of Trustees, including a majority of the Trustees who are not interested persons of that Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by a vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan with respect to a Fund may be terminated at any time upon 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of such Fund.

         The Plan continues in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and retention of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         In addition, the Distributor will enter into Rule 12b-1 Agreements with selected dealers pursuant to which such dealers agree to provide certain shareholder services and distribution assistance including, but not limited to, those discussed above.

THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
-----------------------------------------------------

         First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation ("First Data"), 4400 Computer Drive, Westborough, MA 01581, serves as the administrator for the Funds and the Trust. Pursuant to the terms of a Services Agreement, First Data assists in supervising all operations of each Fund (other than those performed by Roulston, by UMB Bank, n.a. as the custodian for each of the funds of the Trust other than the International Equity Fund, and by The Bank of New York as the custodian for the International Equity
Fund).

         Under the Services Agreement, First Data has agreed to furnish statistical and research data, clerical, and certain bookkeeping services; prepare the periodic reports to the Securities and Exchange Commission (the "Commission") on Form N-SAR or any replacement forms therefor; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by Roulston, by UMB Bank, n.a. as custodian to each Fund of the Trust other than the International Equity Fund, and by The Bank of New York as custodian for the International Equity Fund.

         First Data also serves as the transfer and dividend disbursing agent for each Fund and provides certain fund accounting services to each of the Funds. Such fund accounting services include maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's custodian, affirmation to that Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

         In consideration for such services as administrator, transfer agent and fund accountant, the Trust has agreed to pay First Data a fee, computed daily and paid periodically, at an annual rate calculated as follows:

         0.20% on the Trust's average net assets of $0 to $150 Million (subject to a monthly minimum fee of $22,000); 0.15% on the next $150 Million of average net assets; 0.10% on the next $200 Million of average net assets; and 0.05% on the average net assets over $500 Million.

THE CUSTODIANS
--------------

         UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141, serves as the Emerging Growth Fund's Custodian pursuant to a Custody Agreement. The Bank of New York, 48 Wall Street, New York, New York 10286, serves as the International Equity Fund's custodian. In such capacity, UMB Bank, n.a. and The Bank of New York hold or arrange for the holding of all portfolio securities and other assets of their respective Fund.

INDEPENDENT AUDITORS
--------------------

         McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, OH 44145, has been selected as independent auditors for the Funds, and as such will audit the financial statements of the Funds.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
                ------------------------------------------------



PORTFOLIO TRANSACTIONS
----------------------

         Roulston is authorized to select brokers and dealers to effect securities transactions for the Funds. Roulston will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Roulston generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Roulston seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

BROKERAGE COMMISSIONS
---------------------

         Roulston may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to Roulston. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Roulston will be in addition to and not in lieu of the services required to be performed by Roulston under the Advisory Agreement. If, in the judgment of Roulston, a Fund or other accounts managed by Roulston will be benefited by supplemental research services, Roulston is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Roulston will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Roulston will find all of such services of value in advising the Funds.



                                 NET ASSET VALUE
                                 ---------------

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the

New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Valuations of securities purchased by the Funds are supplied by independent pricing services used by First Data, as administrator and fund accountant, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or market on which the security is principally traded. Equity securities for which there is no sale on that day will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

         The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

         The Funds' shares may be purchased at the public offering price, which is the net asset value next computed, and are sold on a continuous basis through the Distributor, principal underwriter of the Funds' shares, at its address and number set forth under the heading "The Distributor", and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with the Distributor.

         The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designated other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order and that orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

         The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash. The Funds may, under normal circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or
(ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

         Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $10,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $100 or more made on a monthly, quarterly, semi-annual or annual basis.

         Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent or via ACH to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling the Distributor or Transfer Agent at 1-800-332-6459 (1-800-3-FAMILY). You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

         Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.

                                      TAXES
                                      -----

         Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. If a Fund fails to qualify as a regulated investment company under the Code, the Fund would be required to pay federal income taxes like a corporation.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for Federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's Federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

         The International Equity Fund will invest in equity securities of foreign issuers. If the Fund purchases shares in certain foreign investment companies, known as "passive foreign investment companies," it may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Fund would be required each year to include in its income and distribute to shareholders a pro rata portion of the foreign investment company's income, whether or not distributed to the Fund. The Fund is permitted to "mark-to-market" any marketable stock held by the Fund in a passive foreign investment company. If the Fund makes such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The investor would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.

         It is expected that the International Equity Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source grow income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes. In addition, shareholders are not eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.

         Each Fund may be required by Federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions paid to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of a Fund, if such shareholder (1) fails to furnish the Trust with a correct tax identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security Number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, you are urged to consult your tax adviser with specific reference to your own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION
                             -----------------------

         From time to time, each Fund may advertise its yield and total return. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. No representation can be made regarding future yields or returns.

         The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The "total return" or "average annual total return" of a Fund reflects the change in the value of an investment in a Fund over a stated period of time. Total returns and average annual returns measure both the net investment income from and any realized or unrealized appreciation or depreciation of a Fund's holdings for a stated period and assume that the entire investment is redeemed at the end of each period and the reinvestment of all dividends and capital gain distributions.

         The yield of a Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of a Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of such Fund.

CALCULATION OF TOTAL RETURN
---------------------------

         Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                         P(T + 1)to the nth power = ERV

         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge, if any, from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size.

         At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

PERFORMANCE COMPARISONS
-----------------------

         The performance of a Fund may periodically be compared with that of other mutual funds or broad groups of comparable mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) and financial and business publications and periodicals. In addition, a Fund's performance may be compared with unmanaged indices of various investments for which reliable performance data is available. These may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The performance of a Fund may also be compared in various publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, or Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may use the long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets.

         A Fund may also quote financial and business publications and periodicals, such as SMART MONEY, as they relate to Trust management, investment philosophy, and investment techniques A Fund may also quote from time to time various measures of volatility and benchmark correlations in advertising and may compare these measures with those of other mutual funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

DESCRIPTION OF SHARES
---------------------

         The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has five series of shares, two of which represent interests in the Funds. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by a Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general asset of the Trust not readily identified as belonging to a particular Fund that is allocated to the Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.

VOTING RIGHTS
-------------

         Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate with other shareholders of the Trust and not by Fund except as otherwise expressly required by law. However, shareholders of a Fund will vote as a portfolio, and not in the aggregate with other shareholders of the Trust, for purposes of approval of amendments to that Fund's investment advisory agreement or any of that Fund's fundamental policies.

         The Trust does not expect to have an annual or special meeting of shareholders except, under certain circumstances, when the Declaration of Trust, the 1940 Act or other authority requires such a meeting, such as the election or removal of Trustees or certain amendments to the Declaration of Trust or the investment advisory agreement.

         The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Trust and that the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

         A "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

                             Registration Statement
                                of FAIRPORT FUNDS
                                       on
                                    Form N-1A

PART C.  OTHER INFORMATION

Item 23. EXHIBITS

       (a)    (i)    Declaration of Trust, dated as of September 16, 1994 and
                     amended as of March 1, 1996 -- incorporated herein by reference to Post-Effective Amendment No. 2 to Registration
                     Statement #33-84186 filed via EDGAR on February 29, 1996.

              (ii) Amendment to ARTICLE IV, Section 4.2 of the Declaration of Trust, effective as of March 15, 1999 -- filed herewith.

       (b) By-Laws as amended March 1, 1996 -- incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

       (c)    Articles IV, V, VI and VII of the Declaration of Trust, Exhibit
              (a) above, define the rights of security holders.

       (d) Investment Advisory Agreement dated January 20, 1995, as amended as of November 30, 1996, and as proposed to be amended as of July __, 1999, between Registrant and Roulston & Company, Inc. -- filed herewith.

       (e)    (i)    Distribution Agreement dated January 20, 1995, as amended
                     as of June 3, 1996, and as proposed to be amended as of July __, 1999, between Registrant and Roulston Research
                     Corp. -- filed herewith.

              (ii) Form of Selected Dealer Agreement -- incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

                     As of filing date, Selected Dealer Agreements are in effect between Roulston Research Corp. (Principal Underwriter) and each of Bidwell & Co.; Ameritrade, Inc.; American Capital Corp.; Jack White & Company; Mutual Service Corporation; 1st Cleveland Securities Corporation; Vista Financial Services Corporation;

                     Capital Analysts Incorporated; Titan Value Equities Group, Inc.; Maxwell Securities, Inc.; Advanced Clearing, Inc.; and Vestax.

                     (iii) Charles Schwab Mutual Fund Marketplace Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement #33-84186 filed via EDGAR on February 27, 1998.

                            (A) Order Placement Procedures Amendment to the Operating Agreement dated December 1, 1997, between Charles Schwab & Co., Inc., and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement #33-84186 filed via EDGAR on February 27, 1998.

                            (B) Retirement Plan Order Processing Amendment dated October 15, 1998, to the Operating Agreement dated October 25, 1996, among Charles Schwab & Co., Inc., The Charles Schwab Trust Company and the Fund Company -- filed herewith.

                            (C) Amendment dated as of January 1, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- filed herewith.

(f)  None.

(g)           (i)    Custody Agreement between Registrant and UMB Bank, n.a. --
                     incorporated herein by reference to Post-Effective
                     Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

              (ii) Custody Administration and Agency Agreement dated January 20, 1995, as amended January 1, 1997, between Registrant and FPS Services, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (iii) Proposed Custody Agreement between Registrant and The Bank of New York (relating to Fairport International Equity
                     Fund) -- to be filed by amendment.

   (h)        (i)    Administration Agreement dated January 20, 1995, as amended
                     January 1, 1997, between Registrant and FPS Services, Inc.
                     -- incorporated herein by reference to Post-Effective
                     Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (ii) Accounting Services Agreement dated January 20, 1995, as amended January 1, 1997, between Registrant and FPS Services, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (iii) Transfer Agent Services Agreement dated January 20, 1995, as amended January 1, 1997, between Registrant and FPS Services, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (iv) Proposed Services Agreement between Registrant and First Data Investor Services Group, Inc. -- filed herewith.

       (i)    Opinion of Counsel with respect to shares of the Trust.

       (j) Consent of McCurdy & Associates CPA's, Inc. (with respect to Fairport Emerging Growth Fund and Fairport International Equity
              Fund) -- filed herewith. Consent of McCurdy & Associates CPA's, Inc. (with respect to Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund) -- incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement #33-84186 filed via EDGAR on December 30, 1998.

       (k)    None

       (l)    None.

       (m)    (i)    Distribution and Shareholder Services Plan dated January
                     20, 1995, as amended June 3, 1996 -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
                     Statement #33-84186 filed via EDGAR on February 27, 1997.

              (ii) Form of Selected Dealer Agreement (a related agreement under the Rule 12b-1 Plan) is incorporated by reference to
                     Exhibit 15(b) of Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996. -- see (e)(ii) above.

              (iii) Omnibus Account Services Agreement dated July 7, 1996, between Roulston Research Corp. and Waterhouse Securities, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (iv) Shareholder Service Agreement dated December 12, 1996, between Roulston Research Corp. and First Trust Corporation -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997.

              (v) Agreement Pursuant to Plan of Distribution under Rule 12b-1 dated as of January 1, 1999, between Roulston Research Corp., Roulston & Company, Inc. and PNC Bank, National Association -- filed herewith.

              (n) Financial Data Schedules with respect to Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund -- incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement #33-84186 filed via EDGAR on December 30, 1998. Financial Data Schedules for Fairport Emerging Growth Fund and Fairport International Equity Fund -- to be filed by amendment.

              (o)    None.

              (p) Powers of Attorney of Scott D. Roulston, Thomas V. Chema and David B. Gale -- incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement #33-84186 filed via EDGAR on February 27, 1998.

Item 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25 INDEMNIFICATION

       Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrator, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 8(a) of the Custody Agreement filed as

       Exhibit 8(a) hereto, Section 4(c) of the Custody Administration and Agency Agreement filed as Exhibit 8(b) hereto, Section 5 of the Investment Advisory Agreement filed as Exhibit 5 hereto, Section 9(d) of the Administration Agreement filed as Exhibit 9(a) hereto, Section 11(c) of the Accounting Services Agreement filed as Exhibit 9(b) hereto and
       Section 19(c) of the Transfer Agent Services Agreement filed as
       Exhibit 9(c) hereto. As of the effective date of this Registration Statement, Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       Information with respect to Roulston & Company, Inc. and its officers and directors as set forth under the captions "MANAGEMENT OF THE FUNDS" contained in Prospectuses and "MANAGEMENT OF THE TRUST" in the Statements of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference. To the knowledge of Registrant, none of the directors or officers of Roulston & Company, Inc., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Roulston & Company, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

================================================================================================================================
OFFICERS AND DIRECTORS OF             POSITION WITH             NAME AND ADDRESS OF             NATURE OF CONNECTION
ROULSTON & COMPANY, INC.                ROULSTON                  OTHER BUSINESS                 TO OTHER BUSINESS
================================================================================================================================
Thomas H. Roulston                      Chairman;                Defiance, Inc.                 Chairman and Director
                                        Director                 1111 Chester Avenue
                                                                 Suite #750
                                                                 Cleveland, Ohio 44114
                                                                 ---------------------------------------------------------------
                                                                 University Club                Chairman and Director
                                                                 of Cleveland
                                                                 3813 Euclid Avenue
                                                                 Cleveland, Ohio 44115
                                                                 ---------------------------------------------------------------
                                                                 American Stone Industries      Chairman and Director
                                                                 900 Keele Street
                                                                 Toronto, Canada
                                                                 M6N 3E7
                                                                 ---------------------------------------------------------------
                                                                 Continental Managed            Chairman and Director
                                                                 Pharmacy Services
                                                                 1400 East Schaaf Road
                                                                 Brooklyn Heights, OH 44131
                                                                 ---------------------------------------------------------------
                                                                 Roulston Investment Trust      General Partner
                                                                 Limited Partnership
                                                                 4000 Chester Avenue
                                                                 Cleveland, OH 44103
                                                                 ---------------------------------------------------------------
                                                                 Roulston Ventures Limited      General Partner
                                                                 Partnership
                                                                 4000 Chester Avenue
                                                                 Cleveland, OH 44103
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------- ------------------------ ------------------------------ ------------------------------
                                                                 MJM Industries                 Chairman and Director
                                                                 1200 East Street
                                                                 Fairport Harbor, OH 44077
                                                                 ---------------------------------------------------------------
                                                                 RB Mfg Co.                     Chairman and Director
                                                                 2620 West Monroe Street
                                                                 Sandusky, OH 44870
                                                                 ---------------------------------------------------------------
Scott D. Roulston                       Director;                Defiance, Inc.                 Director
                                        President; Chief         1111 Chester Avenue
                                        Executive Officer        Suite #750
                                                                 Cleveland, Ohio 44114
                                                                 ---------------------------------------------------------------
Heather R. Ettinger                     Director;                University Club                Director
                                        Executive Vice           of Cleveland
                                        President;               3813 Euclid Avenue
                                        Secretary                Cleveland, Ohio 44115
                                                                 ---------------------------------------------------------------
                                                                 Continental Managed Pharmacy   Director
                                                                 Services
                                                                 1400 Schaaf Road
                                                                 Cleveland, Ohio 44113
                                                                 ---------------------------------------------------------------
                                                                 RB Manufacturing Company       Director
                                                                 2620 West Monroe
                                                                 Sandusky, OH 44870
----------------------------------------------------------------------------------------------- --------------------------------

================================================================================================================================
OFFICERS AND DIRECTORS OF                   POSITION WITH                    NAME AND ADDRESS OF         NATURE OF CONNECTION
ROULSTON & COMPANY, INC.                ROULSTON  & COMPANY, INC.              OTHER  BUSINESS             TO OTHER BUSINESS
================================================================================================================================
Norman F. Klopp, Jr.                    Executive Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Robert J. Yaroma                        Executive Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Joseph A. Harrison                      Executive Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Elmer L. Meszaros                       Senior Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Kevin M. Crotty                         Director of Finance
--------------------------------------- ------------------------------------ ------------------------ -------------------------
D. Keith Lockyer                        Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
George W. Sievila                       Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Keith A. Vargo                          Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
J. Mark Wipper                          Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Cynthia M. Krenz                        Assistant Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Laurel A. Lawrence                      Assistant Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Theresa D. Miller                       Assistant Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Charles E. Nye                          Assistant Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------
Nadine E. Trombley                      Assistant Vice President
--------------------------------------- ------------------------------------ ------------------------ -------------------------

Item 27  PRINCIPAL UNDERWRITER

                  (a)      None.

                  (b) The Directors and Officers of Roulston Research Corp. and their positions with Registrant are as follows:


            ---------------------------------------------------------------------------------------------
                                                 POSITIONS AND                    POSITIONS AND
            NAME AND PRINCIPAL                   OFFICES WITH                     OFFICES WITH
             BUSINESS ADDRESS                    UNDERWRITER                       REGISTRANT
            ---------------------------------------------------------------------------------------------
            Thomas H. Roulston                    Director
            4000 Chester Avenue
            Cleveland, Ohio 44103
            ------------------------------------- ------------------------------- -----------------------
            Scott D. Roulston                     Director;
            4000 Chester Avenue                   President                       Trustee;
            Cleveland, Ohio 44103                                                 President
            ------------------------------------- ------------------------------- -----------------------
            Heather R. Ettinger                   Director;
            4000 Chester Avenue                   Executive Vice President and
            Cleveland, Ohio 44103                 Secretary
            ------------------------------------- ------------------------------- -----------------------
            Kevin M. Crotty                       Treasurer                       Treasurer
            4000 Chester Avenue
            Cleveland, Ohio 44103
            ------------------------------------- ------------------------------- -----------------------

              (c)      None.

Item 28  LOCATION OF ACCOUNTS AND RECORDS

              (a) Roulston & Company, Inc., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its functions as investment adviser).

              (b) Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its function as distributor).

              (c) First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

              (d) UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141 (records relating to its functions as custodian for each Fairport Fund other than Fairport International Equity
                     Fund).

              (e) The Bank of New York, 48 Wall Street, New York, New York 10286 (records relating to its functions as custodian for Fairport International Equity Fund)

Item 29        MANAGEMENT SERVICES

                  None.

Item 30        UNDERTAKINGS

                  None.

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement under the Securities Act of 1933 and Amendment No. 7 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland and State of Ohio on the 16th day of April, 1999.

                                     FAIRPORT FUNDS

                                     By /s/ Scott D. Roulston
                                     ----------------------------
                                     Scott D. Roulston, President

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                      Date
----------------------------------------------------------------------------

/s/ Scott D. Roulston               President (Principal       April 16, 1999
-----------------------      Executive Officer) and Trustee
Scott D. Roulston

/s/ Kevin M. Crotty                 Treasurer                  April 16, 1999
----------------------
Kevin M. Crotty

* /s/ Thomas V. Chema               Trustee                    April 16, 1999
----------------------
Thomas V. Chema


* /s/ David B. Gale                 Trustee                    April 16, 1999
----------------------
David B. Gale

*By /s/ Deborah Ann Potter
   -----------------------
   Deborah Ann Potter, Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit No.                Description
-----------                -----------

(a)(ii) Amendment to ARTICLE IV, Section 4.2 of the Declaration of Trust, effective as of March 15, 1999.

(d) Investment Advisory Agreement dated January 20, 1995, as amended as of November 30, 1996, and as proposed to be amended as of July __, 1999, between Registrant and Roulston & Company, Inc.

(e)(i) Distribution Agreement dated January 20, 1995, as amended as of June 3, 1996, and as proposed to be amended as of July __, 1999, between Registrant and Roulston Research Corp.

(e)(iii)(B) Retirement Plan Order Processing Amendment dated October 15, 1998, to the Operating Agreement dated October 25, 1996, among Charles Schwab & Co., Inc., The Charles Schwab Trust Company and the Fund Company.

(e)(iii)(C) Amendment dated as of January 1, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company.

(h)(iv) Proposed Services Agreement between Registrant and First Data Investor Services Group, Inc.

(i)           Opinion of Counsel with respect to shares of the Trust.

(j)           Consent of McCurdy & Associates CPA's, Inc.

(m)(v) Agreement Pursuant to Plan of Distribution under Rule 12b-1 dated as of January 1, 1999, between Roulston Research Corp., Roulston & Company, Inc. and PNC Bank, National Association.